UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2018

Item 1.	Schedule of Investments

Quarterly Holdings Report

for

Fidelity® High Yield Factor ETF

November 30, 2018

HIE-QTLY-0119

1.9887637.100

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds – 96.0%

	Principal Amount	Value
COMMUNICATION SERVICES – 7.0%
Communications Equipment – 2.1%
Plantronics, Inc. 5.50% 5/31/23 (a)	$232,000	$224,460
ViaSat, Inc. 5.625% 9/15/25 (a)	84,000	79,170

		303,630

Diversified Telecommunication Services – 3.4%
CenturyLink, Inc.:
6.75% 12/1/23	89,000	89,222
7.50% 4/1/24	88,000	90,310
Frontier Communications Corp. 8.50% 4/1/26 (a)	100,000	90,757
Hughes Satellite Systems Corp. 6.625% 8/1/26	244,000	227,225

		497,514

Media – 0.8%
Nexstar Broadcasting, Inc. 5.625% 8/1/24 (a)	130,000	125,450

Wireless Telecommunication Services – 0.7%
Sprint Corp. 7.625% 2/15/25	100,000	102,875

TOTAL COMMUNICATION SERVICES		1,029,469

CONSUMER DISCRETIONARY – 19.2%
Auto Components – 0.2%
Delphi Technologies PLC 5.00% 10/1/25 (a)	33,000	28,605

Hotels, Restaurants & Leisure – 8.1%
1011778 BC ULC / New Red Finance, Inc. 5.00% 10/15/25 (a)	310,000	292,175
Eldorado Resorts, Inc. 6.00% 9/15/26 (a)	5,000	4,838
GLP Capital LP / GLP Financing II, Inc.:
5.25% 6/1/25	112,000	111,272
5.375% 4/15/26	99,000	98,858
5.75% 6/1/28	37,000	36,912
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.:
4.625% 4/1/25	133,000	128,345
4.875% 4/1/27	174,000	165,953
International Game Technology PLC 6.25% 1/15/27 (a)	10,000	10,006
Six Flags Entertainment Corp. 5.50% 4/15/27 (a)	112,000	107,240
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.:
5.25% 5/15/27 (a)	56,000	51,153
5.50% 3/1/25 (a)	194,000	184,785

		1,191,537

	Principal Amount	Value
Household Durables – 2.1%
Lennar Corp.:
4.125% 1/15/22	$25,000	$24,344
4.75% 11/15/22 to 5/30/25	38,000	36,891
PulteGroup, Inc.:
5.00% 1/15/27	93,000	86,374
5.50% 3/1/26	157,000	154,888

		302,497

Internet & Direct Marketing Retail – 1.5%
Netflix, Inc.:
5.875% 2/15/25	96,000	97,920
5.875% 11/15/28 (a)	21,000	20,790
6.375% 5/15/29 (a)	100,000	101,250

		219,960

Internet Software & Services – 0.7%
Uber Technologies, Inc. 7.50% 11/1/23 (a)	100,000	97,750

Leisure Products – 0.8%
Mattel, Inc. 6.75% 12/31/25 (a)	122,000	114,985

Media – 5.1%
AMC Networks, Inc.:
4.75% 8/1/25	19,000	17,671
5.00% 4/1/24	103,000	99,009
CCO Holdings LLC / CCO Holdings Capital Corp.:
5.50% 5/1/26 (a)	120,000	116,850
5.875% 4/1/24 (a)	80,000	80,700
Meredith Corp. 6.875% 2/1/26 (a)	241,000	246,422
Sirius XM Radio, Inc.:
5.375% 4/15/25 (a)	37,000	36,445
6.00% 7/15/24 (a)	155,000	158,681

		755,778

Specialty Retail – 0.7%
L Brands, Inc. 5.25% 2/1/28	112,000	98,805

TOTAL CONSUMER DISCRETIONARY		2,809,917

CONSUMER STAPLES – 4.8%
Food Products – 1.1%
Pilgrim’s Pride Corp. 5.75% 3/15/25 (a)	161,000	156,573

Household Products – 1.2%
Energizer Gamma Acquisition, Inc. 6.375% 7/15/26 (a)	130,000	122,525
Energizer Holdings, Inc. 5.50% 6/15/25 (a)	62,000	56,924

		179,449

Quarterly Report	2

Nonconvertible Bonds – continued

	Principal Amount	Value
CONSUMER STAPLES – continued
Personal Products – 1.4%
HLF Financing Sarl LLC / Herbalife International, Inc. 7.25% 8/15/26 (a)	$205,000	$206,537

Tobacco – 1.1%
Vector Group Ltd.:
6.125% 2/1/25 (a)	116,000	103,820
10.50% 11/1/26 (a)	60,000	59,700

		163,520

TOTAL CONSUMER STAPLES		706,079

ENERGY – 14.7%
Energy Equipment & Services – 3.8%
Calfrac Holdings LP 8.50% 6/15/26 (a)	125,000	103,750
Diamond Offshore Drilling, Inc. 7.875% 8/15/25	112,000	99,960
Ensco PLC 7.75% 2/1/26	60,000	49,500
KLX Energy Services Holdings, Inc. 11.50% 11/1/25 (a)	15,000	14,962
McDermott Technology Americas, Inc. / McDermott Technology US, Inc. 10.625% 5/1/24 (a)	18,000	15,435
Nine Energy Service, Inc. 8.75% 11/1/23 (a)	135,000	133,144
Noble Holding International Ltd. 7.75% 1/15/24	160,000	140,000

		556,751

Independent Power and Renewable Electricity Producers – 1.8%
Clearway Energy Operating LLC 5.75% 10/15/25 (a)	15,000	14,437
NRG Energy, Inc.:
6.625% 1/15/27	53,000	53,990
7.25% 5/15/26	179,000	189,292

		257,719

Oil, Gas & Consumable Fuels – 7.2%
Ascent Resources Utica Holdings LLC / ARU Finance Corp. 7.00% 11/1/26 (a)	119,000	111,563
DCP Midstream LP 7.375% 12/31/99 (b)(c)	112,000	103,180
Genesis Energy LP / Genesis Energy Finance Corp. 6.50% 10/1/25	50,000	45,500
Holly Energy Partners LP / Holly Energy Finance Corp. 6.00% 8/1/24 (a)	112,000	110,600
Matador Resources Co. 5.875% 9/15/26 (a)	110,000	105,050

	Principal Amount	Value
Murphy Oil Corp. 6.875% 8/15/24	$116,000	$118,149
Parkland Fuel Corp. 6.00% 4/1/26 (a)	112,000	108,640
Peabody Energy Corp. 6.00% 3/31/22 (a)	60,000	59,288
SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp. 7.50% 6/15/25 (a)	157,000	154,252
W&T Offshore, Inc. 9.75% 11/1/23 (a)	149,000	133,727

		1,049,949

Pipeline – 1.9%
Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.375% 9/15/24	148,000	144,330
Cheniere Energy Partners LP:
5.25% 10/1/25	126,000	122,692
5.625% 10/1/26 (a)	15,000	14,588

		281,610

TOTAL ENERGY		2,146,029

FINANCIALS – 6.4%
Capital Markets – 1.3%
LPL Holdings, Inc. 5.75% 9/15/25 (a)	202,000	191,395

Consumer Finance – 3.4%
Ally Financial, Inc.:
4.25% 4/15/21	180,000	178,425
5.75% 11/20/25	112,000	114,380
CIT Group, Inc. 5.25% 3/7/25	30,000	30,144
Enova International, Inc. 8.50% 9/15/25 (a)	50,000	45,375
Nationstar Mortgage Holdings, Inc. 8.125% 7/15/23 (a)	130,000	131,300

		499,624

Diversified Financial Services – 1.7%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.25% 2/1/22	238,000	241,868

TOTAL FINANCIALS		932,887

HEALTH CARE – 9.3%
Health Care Equipment & Supplies – 2.6%
Mallinckrodt International Finance S.A. 4.75% 4/15/23	150,000	121,500
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC 5.50% 4/15/25 (a)	200,000	159,250

3	Quarterly Report

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
HEALTH CARE – continued
Health Care Equipment & Supplies – continued
Teleflex, Inc. 4.625% 11/15/27	$112,000	$104,804

		385,554

Health Care Providers & Services – 3.3%
Centene Corp. 4.75% 5/15/22	62,000	62,232
DaVita, Inc.:
5.00% 5/1/25	52,000	48,880
5.125% 7/15/24	199,000	191,289
HCA, Inc. 5.375% 9/1/26	15,000	14,739
MEDNAX, Inc. 5.25% 12/1/23 (a)	168,000	165,900
WellCare Health Plans, Inc. 5.375% 8/15/26 (a)	10,000	9,927

		492,967

Life Sciences Tools & Services – 2.3%
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75% 3/1/25 (a)	280,000	270,550
IQVIA, Inc. 4.875% 5/15/23 (a)	62,000	61,612

		332,162

Pharmaceuticals – 1.1%
Bausch Health Cos., Inc. 5.875% 5/15/23 (a)	46,000	44,678
Charles River Laboratories International, Inc. 5.50% 4/1/26 (a)	112,000	112,000

		156,678

TOTAL HEALTH CARE		1,367,361

INDUSTRIALS – 13.3%
Aerospace & Defense – 0.5%
Bombardier, Inc. 7.50% 3/15/25 (a)	68,000	64,600

Air Freight & Logistics – 0.4%
XPO Logistics, Inc. 6.125% 9/1/23 (a)	60,000	60,375

Building Products – 0.4%
Griffon Corp. 5.25% 3/1/22	63,000	58,826

Commercial Services & Supplies – 4.6%
HD Supply, Inc. 5.375% 10/15/26 (a)	20,000	19,306
KAR Auction Services, Inc. 5.125% 6/1/25 (a)	213,000	199,155

	Principal Amount	Value
Nielsen Finance LLC / Nielsen Finance Co. 5.00% 4/15/22 (a)	$251,000	$245,453
Refinitiv US Holdings, Inc. 6.25% 5/15/26 (a)	25,000	24,672
Ritchie Bros Auctioneers, Inc. 5.375% 1/15/25 (a)	112,000	109,900
United Rentals North America, Inc. 6.50% 12/15/26	80,000	80,300

		678,786

Construction & Engineering – 0.6%
AECOM 5.125% 3/15/27	100,000	90,950

Containers & Packaging – 3.8%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 6.00% 2/15/25 (a)	200,000	186,250
Ball Corp.:
4.875% 3/15/26	239,000	234,817
5.25% 7/1/25	73,000	74,095
Intertape Polymer Group, Inc. 7.00% 10/15/26 (a)	60,000	60,150

		555,312

Diversified Financial Services – 0.0%
Park Aerospace Holdings Ltd. 5.50% 2/15/24 (a)	5,000	5,031

Leisure Products – 0.3%
Fortress Transportation & Infrastructure Investors LLC 6.50% 10/1/25 (a)	50,000	48,375

Machinery – 2.7%
Allison Transmission, Inc. 5.00% 10/1/24 (a)	285,000	273,956
EnPro Industries, Inc. 5.75% 10/15/26 (a)	120,000	117,600

		391,556

TOTAL INDUSTRIALS		1,953,811

INFORMATION TECHNOLOGY – 7.8%
Internet Software & Services – 2.6%
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc. 6.00% 7/15/25 (a)	146,000	146,000
VeriSign, Inc.:
4.75% 7/15/27	123,000	117,311
5.25% 4/1/25	112,000	112,560

		375,871

IT Services – 0.4%
First Data Corp. 5.75% 1/15/24 (a)	60,000	60,225

Quarterly Report	4

Nonconvertible Bonds – continued

	Principal Amount	Value
INFORMATION TECHNOLOGY – continued
Office Electronics – 1.7%
CDW LLC / CDW Finance Corp.:
5.00% 9/1/25	$100,000	$97,500
5.50% 12/1/24	160,000	160,000

		257,500

Semiconductors & Semiconductor Equipment – 0.9%
Qorvo, Inc. 5.50% 7/15/26 (a)	130,000	126,100

Software – 2.2%
CDK Global, Inc. 4.875% 6/1/27	135,000	125,888
Open Text Corp.:
5.625% 1/15/23 (a)	180,000	182,700
5.875% 6/1/26 (a)	18,000	18,135

		326,723

TOTAL INFORMATION TECHNOLOGY		1,146,419

MATERIALS – 6.2%
Chemicals – 2.4%
Axalta Coating Systems LLC 4.875% 8/15/24 (a)	200,000	193,640
CVR Partners LP / CVR Nitrogen Finance Corp. 9.25% 6/15/23 (a)	145,000	152,294

		345,934

Metals & Mining – 3.1%
ArcelorMittal 6.125% 6/1/25	92,000	96,679
FMG Resources August 2006 Pty Ltd.:
4.75% 5/15/22 (a)	168,000	161,280
5.125% 3/15/23 (a)	144,000	136,440
Steel Dynamics, Inc. 5.50% 10/1/24	60,000	59,850

		454,249

Paper & Forest Products – 0.7%
Mercer International, Inc. 7.375% 1/15/25 (a)(d)	50,000	50,203
Schweitzer-Mauduit International, Inc. 6.875% 10/1/26 (a)	50,000	49,125

		99,328

TOTAL MATERIALS		899,511

REAL ESTATE – 7.3%
Equity Real Estate Investment Trusts (REITs) – 0.4%
Equinix, Inc. 5.75% 1/1/25	59,000	60,021

Real Estate Investment Trusts (REITs) – 4.5%
Equinix, Inc. 5.875% 1/15/26	59,000	59,885

	Principal Amount	Value
Iron Mountain, Inc.:
4.875% 9/15/27 (a)	$79,000	$70,014
5.25% 3/15/28 (a)	185,000	167,432
SBA Communications Corp. 4.875% 7/15/22 to 9/1/24	130,000	128,922
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC 7.125% 12/15/24 (a)	42,000	37,170
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 8.25% 10/15/23	207,000	191,734

		655,157

Real Estate Management & Development – 2.4%
Kennedy-Wilson, Inc. 5.875% 4/1/24	321,000	304,513
Newmark Group, Inc. 6.125% 11/15/23 (a)	50,000	49,134

		353,647

TOTAL REAL ESTATE		1,068,825

TOTAL NONCONVERTIBLE BONDS (Cost $14,397,874)		14,060,308

Money Market Funds – 3.3%

	Shares
Fidelity Cash Central Fund, 2.27% (e) (Cost $487,480)	487,382	487,480

TOTAL INVESTMENT PORTFOLIO – 99.3% (Cost $14,885,354)		14,547,788

NET OTHER ASSETS (LIABILITIES) – 0.7%		104,424

NET ASSETS – 100.0%		$14,652,212

Legend

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 8,164,729 or 55.7% of net assets.

(b)	Security is perpetual in nature with no stated maturity date.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(e)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

5	Quarterly Report

Schedule of Investments (Unaudited) – continued

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$2,881

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:

Corporate Bonds	$14,060,308	$—	$14,060,308	$—

Money Market Funds	487,480	487,480	—	—

Total Investments in Securities:	$14,547,788	$487,480	$14,060,308	$—

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	6

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

7	Quarterly Report

Item 2.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.	Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 28, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 28, 2019